POSTRETIREMENT BENEFIT PLANS - Summary of Expected Future Benefit Payments of our Benefit Plans (Details) $ in Millions	Dec. 31, 2023 USD ($)
Principal pension
Defined Benefit Plan Disclosure [Line Items]
2024	$ 780
2025	785
2026	785
2027	785
2028	785
2029 – 2033	3,850
Other pension
Defined Benefit Plan Disclosure [Line Items]
2024	400
2025	380
2026	380
2027	390
2028	390
2029 – 2033	1,975
Principal retiree benefit
Defined Benefit Plan Disclosure [Line Items]
2024	80
2025	80
2026	75
2027	75
2028	75
2029 – 2033	$ 325